EMPLOYEES' RIGHTS UPON RETIREMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Employees Rights Upon Retirement [Line Items]
Accrued severance pay	$ 1,786	$ 1,687
Less - amounts funded (presented in “Investment and other non-current assets”)	(1,623)	(1,597)
Unfunded balance	$ 163	$ 90